UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06563

CALVERT WORLD VALUES FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Fiscal quarter ended December 31, 2004

Item 1. Schedule of Investments.

CALVERT WORLD VALUES FUND, INC.
CALVERT INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

Equity Securities - 95.0%	Shares	Value
Argentina - 0.3%
Grupo Financiero Galicia SA, Class B (ADR)	39,900	$341,943
IRSA Inversiones y Representaciones SA (GDR)*	8,200	92,250
Telecom Argentina SA, Class B (ADR)*	38,500	421,960

		856,153

Australia - 4.3%
Australia & New Zealand Banking Group Ltd.	219,303	3,522,727
Australian Gas Light Co. Ltd.	121,179	1,295,168
National Australia Bank Ltd.	173,465	3,900,173
Telstra Corp. Ltd.	807,259	3,092,234
Westfield Group Ltd.*	206,833	2,651,157

		14,461,459

Austria - 0.5%
Mayr-Melnhof Karton AG	9,389	1,592,549

Belgium - 3.4%
Dexia	141,954	3,251,401
Fortis SA/NV	154,395	4,253,242
UCB SA	79,760	4,038,120

		11,542,763

Brazil - 1.0%
Banco Itau Holding Financiera SA (ADR)	12,300	924,591
Gerdau SA (ADR)	47,040	846,720
Tele Centro Oeste Celular Participacoes SA (ADR)	43,500	429,345
Tele Norte Leste Participacoes SA (ADR)	23,900	403,193
Unibanco — Uniao de Bancos Brasileiros SA (GDR)	26,400	837,408

		3,441,257

Canada - 0.3%
Royal Bank of Canada	20,600	1,100,116

Costa Rica - 0.0%
Soluz Dominicana, Inc. (b)(i)*	290,000	6,464

Equity Securities - 95.0%	Shares	Value
Czech Republic - 0.1%
Ceske Radiokomunikace AS (GDR)*	16,100	318,741

Denmark - 0.7%
Novo-Nordisk A/S	40,550	2,206,331

Finland - 0.6%
Nokia Oyj	135,650	2,133,774

France - 2.5%
AXA SA	57,872	1,424,246
BNP Paribas SA	22,587	1,629,702
Carrefour SA	20,063	951,661
Havas Advertising SA	304,426	1,730,826
Peugeot SA	19,457	1,230,029
Societe Generale Groupe	14,543	1,465,687

		8,432,151

Germany - 5.7%
Adidas — Salomon AG	17,221	2,768,308
Altana AG	39,078	2,460,374
Celesio AG	29,863	2,419,065
Deutsche Bank AG	13,293	1,175,416
Schering AG	71,063	5,291,852
Volkswagen AG:
Non-Voting Preferred	63,203	2,088,469
Ordinary	64,976	2,933,400

		19,136,884

Hong Kong - 0.6%
Hang Seng Bank Ltd.	154,100	2,141,159

Hungary - 0.1%
OTP Bank Rt (GDR)	8,100	494,100

India - 0.4%
Bajaj Auto Ltd. (GDR)	6,275	164,782
GAIL India Ltd. (GDR)	6,500	207,350
ICICI Bank Ltd. (ADR)	23,880	481,182
Satyam Computer Services Ltd. (ADR)	15,600	376,428

		1,229,742

Indonesia - 0.5%
PT Bank Mandiri Tbk	3,158,000	654,904
PT Indonesian Satellite Corp. Tbk	1,032,000	639,267
PT Unilever Indonesia Tbk	611,000	217,215

		1,511,386

Equity Securities - 95.0%	Shares	Value
Ireland - 0.8%
Allied Irish Banks plc	70,069	1,455,985
Bank of Ireland	71,627	1,187,778

		2,643,763

Israel - 0.3%
Check Point Software Technologies Ltd.*	13,100	322,653
Teva Pharmaceutical Industries Ltd. (ADR)	20,700	618,102

		940,755

Italy - 4.1%
Enel SpA	638,010	6,244,365
Parmalat Finanziaria SpA(b)*	883,096	12
Riunione Adriatica di Sicurta SpA	59,812	1,347,299
Telecom Italia SpA	1,941,469	6,281,319

		13,872,995

Japan - 21.4%
Acom Co. Ltd.	36,022	2,689,465
Amada Co. Ltd.	233,000	1,283,734
Asahi Glass Co. Ltd.	114,000	1,253,967
Chiba Bank Ltd.	233,000	1,553,636
Daiichi Pharmaceutical Co. Ltd.	165,000	3,557,627
Denso Corp.	105,900	2,829,704
East Japan Railway Co.	225	1,248,418
Eisai Co Ltd.	105,800	3,470,710
Furukawa Electric Co. Ltd.	541,000	2,991,220
Hoya Corp.	18,300	2,061,043
Kao Corp.	116,000	2,958,435
Kawasaki Kisen Kaisha Ltd.	187,000	1,199,581
Kikkoman Corp.	220,000	2,092,281
Kobe Steel Ltd.	340,000	519,614
Kyocera Corp.	28,600	2,196,573
Mazda Motor Corp.	563,067	1,764,894
Mitsui OSK Lines Ltd.	271,000	1,622,360
Mizuho Financial Group, Inc.	680	3,415,555
Nippon Express Co. Ltd.	344,000	1,691,035
Ono Pharmaceutical Co. Ltd.	36,100	2,020,588
Osaka Gas Co. Ltd.	1,076,000	3,351,699
Shizuoka Bank Ltd.	126,000	1,190,947
Sompo Japan Insurance, Inc.	182,000	1,849,586
Taiyo Nippon Sanso Corp.	188,000	1,099,854
Takefuji Corp.	26,680	1,799,790
Terumo Corp.	110,300	2,963,380
Tokyo Gas Co. Ltd	382,000	1,561,764
Toyo Seikan Kaisha Ltd.	102,000	1,876,570
Toyota Motor Corp.	246,500	10,005,889
Trend Micro, Inc.	40,500	2,180,132
Yamato Transport Co. Ltd.	111,000	1,642,363

		71,942,414

Equity Securities - 95.0%	Shares	Value
Mexico - 0.8%
America Movil, SA de CV (ADR)	14,700	769,545
Cemex, SA de CV (ADR)	25,778	938,835
Empresas ESM, SA de CV(a)(b)(i)*	2,989	50,000

Telefonos de Mexico, SA de CV (ADR)	21,900	839,208

		2,597,588

		—
Netherlands - 7.3%
ABN AMRO Holding NV	243,329	6,419,899
Aegon NV	174,994	2,376,001
Buhrmann NV	203,694	1,971,545
Hagemeyer NV	684,299	1,574,771
ING Groep NV (CVA)	306,741	9,243,139
Koninklijke Philips Electronics NV	111,866	2,954,458

		24,539,813

Norway - 1.4%
DNB NOR ASA	308,830	3,033,569
Telenor ASA	195,200	1,764,977

		4,798,546

Panama - 0.0%
ProFund International SA:
Common (b)(i)*	2,500	—
Preferred (b)(i)*	173,157	103,568

		103,568

Philippines - 0.2%
Equitable PCI Bank*	202,000	172,757
First Philippine Holding Corp.	203,000	108,508
Globe Telecom, Inc.	29,001	493,469

		774,734

Poland - 0.3%
Bank Pekao SA (GDR)	10,200	473,076
Telekomunikacja Polska SA (GDR)	95,800	632,280

		1,105,356

Russia - 0.2%
VimpelCom (ADR)*	14,900	538,486

Singapore - 1.5%
DBS Group Holdings Ltd.	168,000	1,656,947
Singapore Telecommunications Ltd.	2,251,000	3,281,904

		4,938,851

Equity Securities - 95.0%	Shares	Value
South Africa - 1.3%
Alexander Forbes Ltd.	161,800	304,986
Bidbee Ltd.*	7,614	67,044
BIDVest Group Ltd.:
Common	39,085	554,799
Warrants(strike price 6,000 ZAR/share, expires 12/8/06)*	3,045	12,935
Community Growth Fund	894,098	630,837
Investec Ltd.	14,387	460,893
Nedcor Ltd.	51,164	704,524
Pick’n Pay Holdings Ltd.	61,200	119,150
Pick’n Pay Stores Ltd.	42,600	174,924
Spar Group Ltd.*	33,000	125,575
Telkom South Africa Ltd.	14,197	246,249
Tiger Brands Ltd.	33,000	565,965
VenFin Ltd.	91,600	406,931

		4,374,812

South Korea - 1.0%
Kookmin Bank (ADR)*	29,200	1,141,136
KT Corp. (ADR)	40,991	894,014
SK Telecom Co. Ltd. (ADR)	59,119	1,315,398

		3,350,548

Spain - 1.8%
Banco Bilbao Vizcaya Argentaria SA	147,291	2,602,012
Gas Natural SDG SA	110,949	3,418,363

		6,020,375

Sweden - 4.8%
Assa Abloy AB	122,400	2,082,662
Hennes & Mauritz AB	59,050	2,049,333
Holmen AB	33,100	1,141,294
Nordea Bank AB	470,000	4,720,785
Telefonaktiebolaget LM Ericsson	1,905,000	6,054,419

		16,048,493

Switzerland - 2.5%
Givaudan AG	2,541	1,668,018
Swisscom AG	11,273	4,426,209
Zurich Financial Services Group AG	13,696	2,275,865

		8,370,092

Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	213,542	1,812,972
United Microelectronics Corp. (ADR)*	279,160	985,435

		2,798,407

Equity Securities - 95.0%	Shares	Value
Thailand - 0.5%
Bangkok Bank PCL (NVDR)	52,300	140,005
Bangkok Dusit Medical Service PCL	19,000	6,456
Charoen Pokphand Foods PCL	1,942,000	188,951
Electricity Generating PCL:
Common	161,700	312,162
NVDR	5,000	9,524
Kiatnakin Finance PCL	287,000	247,477
Land & Houses PCL (NVDR)	1,553,900	403,974
National Finance PCL:
Common	557,500	193,726
NVDR	105,000	36,757

		1,539,032

Turkey - 0.3%
Turkcell Iletisim Hizmet AS (ADR)	58,884	1,065,800

United Kingdom - 21.9%
Aviva plc	486,870	5,857,790
BAA plc	124,082	1,388,298
Barratt Developments plc	217,113	2,472,856
BG Group plc	855,333	5,800,956
Boots Group plc	216,733	2,721,817
BT Group plc	500,431	1,946,262
Bunzl plc	100,075	833,060
Cadbury Schweppes plc	410,964	3,818,622
Centrica plc	654,503	2,962,406
Dixons Group plc	852,878	2,483,657
GlaxoSmithKline plc	453,382	10,614,428
HBOS plc	257,907	4,190,059
Imperial Chemical Industries plc	269,987	1,246,582
Invensys plc*	7,642,121	2,269,377
J Sainsbury plc	178,986	927,572
Johnson Matthey plc	49,539	937,703
Next Groupe plc	112,901	3,568,970
Northern Foods plc	878,544	2,882,406
Old Mutual plc.	139,000	351,805
Reckitt Benckiser plc	85,356	2,573,949
Scottish & Southern Energy plc	292,941	4,896,736
Scottish Power plc	327,130	2,527,295
Shorecap International Ltd. (b)(i)*	320,565	320,565
United Utilities plc	236,459	2,854,023
Wimpey George plc	130,937	1,014,710
Wolseley plc	110,613	2,063,019

		73,524,923

Equity Securities - 95.0%	Shares	Value
United States - 0.8%
Distributed Energy Systems Corp.:
Common Stock*	536,935	1,342,338
Contingent Deferred Distribution:
Cash Tranche 2 (b)(i)*	44,584	36,253
Stock Tranche 2 (b)(i)*	6,242	11,530
Warrants (strike price $2.80/share, expires 12/17/06):
Tranche 1 (b)(i)*	23,587	—
Tranche 2 (b)(i)*	70,759	—
Evergreen Solar, Inc.*	2,732	11,939
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,078	—
Common Warrants (strike price $1.00/share, exp. 10/31/13) (b)(i)*	27,025	—
Series A Preferred (b)(i)*	69,034	100,598
Series A Preferred Warrants (strike price $1.00/share, expires 1/1/12) (b)(i)*	1,104	—
Series B Preferred (b)(i)*	161,758	161,758
Mayer Laboratories, Inc., Warrants (strike price $6.50/share, expires 12/31/07) (b)(i)*	11,538	—
PowerSpan Corp.:
Series A Preferred (b)(i)*	45,455	140,136
Series B Preferred (b)(i)*	20,000	73,964
Series C Preferred (b)(i)*	239,566	299,458
Series C Preferred Warrants (strike price $1.14/share, expires 6/30/08) (b)(i)*	198	22
RF Technology, Inc.:
Series A Preferred (b)(i)*	53,844	1
Series A Preferred Warrants (strike price $0.01/share, expires 12/31/05) (b)(i)*	15,384	—
SMARTTHINKING, Inc.:
Series 1-A Convertible Preferred(b)(i)*	44,699	68,314
Series 1-B Convertible Preferred(b)(i)*	163,588	31,050
Series 1-B Preferred Warrants (strike price $1.53/share, expires 10/20/05)(b)(i)*	32,726	—
Wellspring International, Inc.:
Series A Preferred(b)(i)*	129,032	30,777
Series B Preferred(b)(i)*	108,267	29,705
Series C Preferred(b)(i)*	277,778	71,500
Series D Preferred(b)(i)*	380,953	54,476
Series E Preferred(b)(i)*	1,084,840	155,132
Common Warrants:
(strike price $0.01/share, exp. 8/15/12)(b)(i)*	23,148	—
(strike price $0.01/share, exp. 12/24/13)(b)(i)*	190,477	—
(strike price $0.01/share, exp. 2/10/14)(b)(i)*	42,295	—

		2,618,951

Total Equity Securities (Cost $266,448,321)		319,113,331

	PRINCIPAL
Limited Partnership Interest - 0.4%	AMOUNT	VALUE

SAM Sustainability Private Equity Fund (b)(i)*	$770,442	540,819
SEAF Central & Eastern European Growth Fund LLC (a)(b)(i)*	970,040	739,369
Terra Capital Investments, Inc. (b)(i)*	322,050	1

Total Limited Partnership Interest (Cost $1,876,693)		1,280,189

Corporate Notes - 0.0%

Mayer Laboratories, Inc., 6.00%, 12/31/06 (b)(i)	135,000	33,750

Total Corporate Notes (Cost $135,000)		33,750

High Social Impact Investments - 1.1%

Calvert Social Investment Foundation Notes, 2.17%, 7/1/05 (b)(i)(r)	3,738,819	3,634,618

Total High Social Impact Investments (Cost $3,738,819)		3,634,618

Certificate Of Deposit - 0.1%

Self Help Credit Union, 1.44%, 2/23/05 (b)(k)	100,000	99,882
South Shore Bank, 1.20%, 3/15/05 (b)(k)	100,000	99,902

Total Certificate Of Deposit (Cost $200,000)		199,784

U.S. Government Agencies and Instrumentalities - 2.5%

Federal Home Loan Bank Discount Notes, 1/3/05	8,500,000	8,499,528

Total U.S. Government Agencies and Instrumentalities (Cost $8,499,528)		8,499,528

United States Treasury - 0.3%

United States Treasury Bills, 2/24/05 (l)	1,200,000	1,196,688

Total United States Treasury (Cost $1,196,688)		1,196,688

Total Investments (Cost $282,095,049) - 99.4%		333,957,888
Other assets and liabilities, net -0.6%		1,892,423

Net Assets - 100%		$335,850,311

Abbreviations:
ADR: American Depository Receipt
CVA: Certificaten Van Aandelen
GDR: Global Depository Receipt
LLC: Limited Liability Corporation
NVDR: Non-Voting Depository Receipt
ZAR: South African Rand

* Non-income producing security.
(a) Affiliated company.
(b) This security was valued by the Board of Directors. See Note A.
(i) Restricted securities represent 2.0% of net assets of the Fund.
(k) These certificates of deposit are fully insured by agencies of the federal government.
(l) Collateral for futures contracts.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate period end.

Forward Foreign
Currency Contracts,
Open at December 31, 2004

						Unrealized
Contracts to		In Exchange		Settlement	Contract Value	Appreciation (Depreci-
Receive/ Deliver		For		Date	(US$)	ation) (US$)

Purchased:
Australian Dollar	1,292,324	US Dollars	$969,385	25-Feb-05	$1,003,590	$34,205
Euro	852,978	US Dollars	1,099,419	25-Feb-05	1,155,288	55,869
Euro	2,308,792	US Dollars	2,990,387	25-Feb-05	3,127,067	136,680
Euro	2,308,791	US Dollars	2,996,349	25-Feb-05	3,127,066	130,717
Swiss Franc	2,167,953	US Dollars	1,863,626	25-Feb-05	1,905,355	41,729
Swiss Franc	2,167,953	US Dollars	1,861,092	25-Feb-05	1,905,355	44,263
Swiss Franc	2,167,953	US Dollars	1,863,791	25-Feb-05	1,905,355	41,564
Swiss Franc	2,167,953	US Dollars	1,859,307	25-Feb-05	1,905,355	46,048
Swiss Franc	2,167,953	US Dollars	1,861,733	25-Feb-05	1,905,355	43,622
Swiss Franc	2,167,953	US Dollars	1,864,132	25-Feb-05	1,905,355	41,223

					Total Purchased	$615,920

Sold:
Australian Dollar	1,578,947	US Dollars	$1,183,934	25-Feb-05	$1,226,176	($42,242)
British Pound	1,679,717	US Dollars	3,089,621	25-Feb-05	3,206,337	(116,716)
British Pound	1,679,718	US Dollars	3,092,260	25-Feb-05	3,206,338	(114,078)
British Pound	1,439,737	US Dollars	2,758,307	25-Feb-05	2,748,249	10,058
Hong Kong Dollar	5,459,930	US Dollars	705,435	25-Feb-05	704,679	756
Japanese Yen	11,407,000	US Dollars	110,149	25-Feb-05	111,478	(1,329)

Swedish Krona	1,061,350	US Dollars	153,663	25-Feb-05	159,206	(5,543)

					Total Sold	($269,094)

				Total Net Unrealized Appreciation		$346,826

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures+	Contracts	Date	At Value	(Depreciation)
Purchased:
CAC 40 Index	64	1/05	$3,319,615	$3,286
DAX Index	51	3/05	7,403,563	5,895

			Total Purchased	$9,181

Sold:
S&P/MIB Index	1	3/05	$209,671	($1,983)
IBEX 35 Index	2	1/05	245,929	(4,243)
FTSE 100 Index	18	3/05	1,657,930	(20,978)
SFE SPI 200 Equity Index	60	3/05	4,769,248	(99,101)
Hang Seng Index	1	1/05	91,487	(160)
Topix Index	6	3/05	671,904	(20,494)
OMX Stockholm 30 Index	11	3/05	123,092	(1,553)

			Total Sold	($148,512)

			Total Net Unrealized Depreciation	($139,331)

+Futures collateralized by 1,200,000 units of U.S. Treasury Bills.

INTERNATIONAL EQUITY FUND
RESTRICTED SECURITIES	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 2.17%, 7/1/05	07/01/02 - 01/21/03	$3,738,819
Distributed Energy Systems Corp.:
Contingent Deferred Distribution:
Cash Tranche 2	01/06/04	44,584
Stock Tranche 2	01/06/04	17,415
Warrants (strike price $2.80/share, expires 12/17/06):
Tranche 1	01/06/04	—
Tranche 2	01/06/04	—
Empresas ESM, SA de CV	10/25/01 - 10/29/02	350,000
H2Gen Innovations, Inc.:
Common	11/04/04	—
Common Warrants (strike price $1.00/share, exp. 10/31/13)	11/04/04	—
Series A, Preferred	11/04/04	251,496
Series A, Preferred Warrants (strike price $1.00/share, expires 1/1/12)	11/04/04	—
Series B, Preferred	10/21/04-10/27/04	161,758
Mayer Laboratories, Inc.:
Note, 6.00%, 12/31/06	12/31/96	135,000
Warrants (strike price $6.50/share, expires 12/31/07)	01/21/03	—
Powerspan Corp.:
Series A, Preferred	08/20/97	250,000
Series B, Preferred	10/05/99	200,000
Series C, Preferred	12/21/04	273,105
Series C, Preferred Warrants (strike price $1.14/share, expires 6/30/08)	12/21/04	—
ProFund International SA:
Common	08/29/95 - 05/25/99	2,500
Preferred	7/10/96 - 09/08/03	173,156
RF Technology, Inc.:
Series A, Preferred	07/16/99 - 03/23/01	299,990
Series A Preferred Warrants (strike price $0.01/share, expires 12/31/05)	12/9/2004	—
SAM Sustainability Private Equity Fund, LP	07/19/01 - 10/18/04	676,898
SEAF Central & Eastern European Growth Fund LLC, LP	08/10/00 - 09/20/04	877,745
ShoreCap International Ltd	08/12/04-12/20/04	320,565
SMARTTHINKING, Inc.:
Series 1-A, Convertible Preferred	04/22/03 - 05/08/03	68,314
Series 1-B, Convertible Preferred	06/10/03	250,000
Series 1-B, Preferred Warrants (strike price $1.53/share, expires 10/20/05)	06/10/03	—
Soluz Dominicana, Inc.	12/24/03	270,904
Terra Capital Investments, Inc., LP	11/23/98 - 11/13/03	322,050
Wellspring International, Inc.:
Series A Preferred	03/23/00	200,000
Series B Preferred	11/28/00 - 06/22/01	274,997
Series C Preferred	10/30/02 - 11/22/02	150,000
Series D Preferred	02/10/04	114,286
Series E Preferred	10/26/04	155,132
Common Warrants:
(strike price $0.01/share, exp. 8/15/12)	08/16/02	11,900
(strike price $0.01/share, exp. 12/24/13)	12/23/03	—
(strike price $0.01/share, exp. 2/10/14)	09/01/04	—

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT WORLD VALUES FUND INC.
CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

Equity Securities - 97.9%	Shares	Value
Banks — Outside New York City - 2.2%
Investors Financial Services Corp.	68,400	$3,418,632

Biotechnology — Research & Production - 4.9%
Biogen Idec, Inc.*	41,100	2,737,671
Genzyme Corp. — General Division*	83,700	4,860,459

		7,598,130

Chemicals - 0.4%
Sigma-Aldrich Corp.	10,400	628,784

Computer — Services, Software & Systems - 5.0%
Adobe Systems, Inc.	36,200	2,271,188
Intuit, Inc.*	53,000	2,332,530
Mercury Interactive Corp.*	68,800	3,133,840

		7,737,558

Computer Technology - 4.2%
Network Appliance, Inc.*	78,400	2,604,448
RSA Security, Inc.*	75,100	1,506,506
Synopsys, Inc.*	77,400	1,518,588
Zebra Technologies Corp.*	15,200	855,456

		6,484,998

Consumer Electronics - 2.1%
Electronic Arts, Inc.*	52,200	3,219,696

Consumer Products - 1.9%
Nautilus Group, Inc.	121,400	2,934,238

Equity Securities - 97.9%	Shares	Value

Diversified Production - 2.0%
Danaher Corp.	53,500	3,071,435

Electronic Equipment & Components - 1.6%
Molex, Inc.	81,600	2,448,000

Electronics — Medical Systems - 1.5%
Affymetrix, Inc.*	64,400	2,353,820

Electronics — Semiconductors / Components - 10.1%
Altera Corp.*	154,100	3,189,870
Analog Devices, Inc.	51,400	1,897,688
Avnet, Inc.*	39,600	722,304
Flextronics International Ltd.*	185,000	2,556,700
Jabil Circuit, Inc.*	129,400	3,310,052
MEMC Electronic Materials, Inc.*	96,900	1,283,925
Xilinx, Inc.	96,300	2,855,295

		15,815,834

Electronics — Technology - 2.9%
Coherent, Inc.*	68,900	2,097,316
Trimble Navigation Ltd.*	72,000	2,378,880

		4,476,196

Financial Data Processing Services - 3.7%
Checkfree Corp.*	60,900	2,319,072
Paychex, Inc.	101,400	3,455,712

		5,774,784

Financial Miscellaneous - 1.3%
H & R Block, Inc.	41,500	2,033,500

Healthcare Facilities - 2.6%
Health Management Associates, Inc.	177,500	4,032,800

Healthcare Services - 2.1%
Omnicare, Inc.	93,400	3,233,508

Identification Control & Filter Devices - 2.0%
Waters Corp.*	66,700	3,120,893

Insurance — Multi-Line - 2.0%
Willis Group Holdings Ltd.	74,900	3,083,633

Investment Management Companies - 1.8%
T. Rowe Price Group, Inc.	44,200	2,749,240

Equity Securities - 97.9%	Shares	Value

Jewelry Watches & Gems - 2.1%
Fossil, Inc.*	130,850	3,354,994

Machinery — Oil Well Equipment & Services - 1.8%
Grant Prideco, Inc.*	144,100	2,889,205

Medical & Dental — Instruments & Supplies - 5.2%
Biomet, Inc.	47,500	2,061,025
St. Jude Medical, Inc.*	79,200	3,320,856
Wright Medical Group, Inc.*	97,300	2,773,050

		8,154,931

Production Technology Equipment - 3.6%
Cognex Corp.	30,200	842,580
Lam Research Corp.*	81,800	2,364,838
Novellus Systems, Inc.*	85,500	2,384,595

		5,592,013

Recreational Vehicles & Boats - 2.4%
Harley-Davidson, Inc.	62,900	3,821,175

Restaurants - 4.4%
Cheesecake Factory, Inc.*	131,700	4,276,299
Panera Bread Co.*	65,700	2,649,024

		6,925,323

Retail - 16.0%
Advance Auto Parts, Inc.*	99,700	4,354,896
Chico’s FAS, Inc.*	52,800	2,403,984
Fastenal Co.	35,400	2,179,224
Guitar Center, Inc.*	11,500	605,935
PETsMART, Inc.	151,000	5,365,030
Ross Stores, Inc.	79,700	2,300,939
Staples, Inc.	117,300	3,954,183
Williams-Sonoma, Inc.*	106,200	3,721,248

		24,885,439

Securities Brokers & Services - 3.9%
Franklin Resources, Inc.	37,500	2,611,875
Legg Mason, Inc.	46,650	3,417,579

		6,029,454

Soaps & Household Chemicals - 1.1%
Church & Dwight, Inc.	52,950	1,780,179

Utilities — Telecommunications - 3.1%
Nextel Partners, Inc.*	244,600	4,779,484

Total Equity Securities (Cost $127,584,149)		152,427,876

High Social Impact Investments — 0.4%	PRINCIPAL AMOUNT	VALUE

Calvert Social Investment Foundation Notes, 2.17%, 7/1/05 (b)(i)	$700,000	$680,491

Total High Social Impact Investments (Cost $700,000)		680,491

U.S. Government Agencies and Instrumentalities — 3.9%

Federal Home Loan Bank Discount Notes, 1/3/05	6,000,000	5,999,667

Total U.S. Government Agencies and Instrumentalities (Cost $5,999,667)		5,999,667

TOTAL INVESTMENTS (Cost $134,283,816) — 102.2%		159,108,034
Other assets and liabilities, net — (2.2%)		(3,444,059)

Net Assets — 100%		$ 155,663,975

*	Non income producing security

(b)	This security was valued by the Board of Directors, see Note A.

(i)	The coupon rate shown on floating or adjustable rate securities represents the rate a period end.

(r)	Restricted securities represent 0.4% of the net assets of the Fund.

RESTRICTED SECURITIES	ACQUISITION DATES	COST

Calvert Social Investment Foundation Notes, 2.17%, 7/1/05	7/1/02	$700,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert World Values International Equity Fund and the Calvert Capital Accumulation Fund, each a series of Calvert World Values Fund, Inc. (the “Fund”), are registered under the Investment Company Act of 1940 as diversified and non-diversified, respectively, open-end management investment companies. The operation of each series is accounted for separately. The Funds offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities’ market maker. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Directors as of December 31, 2004:

	Total Investments	% of Net Assets
Capital Accumulation International Equity	$ 680,491 6,893,624	0.4% 2.1%

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate.

Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Forward Currency Contracts: The Fund may enter into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to hedge against its currency exposure relative to that of the MSCI EAFE Index. The Fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar, and the ability of the counterparties to fulfill their obligations under the contracts. Forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset and/or liability and in the Statement of Operations as unrealized appreciation or depreciation until the contracts are closed, when they are recorded as realized forward currency contract gains or losses.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangement: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2004, and net realized capital loss carryforwards as of September 30, 2004 with expiration dates:

	International	Capital
	Equity	Accumulation

Federal income tax cost of investments	$282,485,751	$134,417,583
Unrealized appreciation	60,491,038	27,149,344
Unrealized depreciation	(9,018,901)	(2,458,893)
Net unrealized appreciation/ (depreciation)	$51,472,137	$24,690,451

Capital Loss Carryforwards

	International	Capital
Expiration Date	Equity	Accumulation

30-Sep-09	$449,355	—
30-Sep-11	25,021,923	$29,931,944

	$25,471,278	$29,931,944

Capital losses may be utilized to offset current and future capital gains until expiration.

The International Equity Fund’s use of net capital loss carryforwards of $449,355 (from Calvert South Africa Fund that merged into the Fund in September 2002) may be limited under certain tax provisions.

NOTE C — AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the International Equity Fund are as follows:

AFFILIATES	COST	VALUE

Empresas ESM, SA de CV	$350,000	$50,000
SEAF Central & Eastern European Growth Fund LLC	877,745	739,369

TOTALS	$1,227,745	$789,369

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)

under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.

By:	/s/ Barbara Krumsiek Barbara Krumsiek President – Principal Executive Officer
Date:	February 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara Krumsiek
Barbara Krumsiek
President – Principal Executive Officer

Date:	February 28, 2005

/s/ Ronald Wolfsheimer
Ronald Wolfsheimer
Treasurer – Principal Financial Officer

Date:	February 28, 2005